Risks and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

Note 3: Risks and Uncertainties

On August 22, 2012, the NYCDEP issued a stop work order to the Company relative to its contract to install an Ammonia Removal Process (“ARP”) system at the NYCDEP’s wastewater treatment facility in the 26th Ward. The NYCDEP terminated the contract for convenience, effective November 29, 2012.

Upon notification of the contract termination, the Company cancelled all orders from its major vendors. The Company ceased recognition of revenues as of November 29, 2012 and has recorded all incremental costs as period costs on its Consolidated Statement of Operations.

The Company has billed approximately $16.0 million to the NYCDEP related to this contract as of March 31, 2013. Of this amount, approximately $15.5 million has been paid and approximately $536,000 was outstanding. The NYCDEP paid approximately $456,000 against the outstanding amounts due in April 2013 and paid the remaining $80,000 in May 2013. The Company has accounts receivable of approximately $536,000, deposits of $151,000, accrued contract costs of $80,000 and billings in excess of costs of approximately $4.9 million related to this contract as of March 31, 2013.

The Company delivered all equipment, including all material from third party vendors, to the NYCDEP during the first quarter of 2013. The Company believes its contractual obligations under the agreement have been met, and the Company continues to work through the termination process with the NYCDEP. While there may be additional billings or adjustments related to this termination process, the Company does not expect to incur any additional expenses related to this project in future periods.  Accordingly, the Company cannot determine a final outcome at this time; however, the Company does not believe its exposure extends beyond the amounts reported on its Consolidated Balance Sheet at March 31, 2013.

Because of this contract termination, the Company's revenues, expenses, and income will be adversely affected in future periods, as this contract represented approximately 73% of the Company's revenues for the year ended December 31, 2012.

Note 3: Risks and Uncertainties

On August 22, 2012, the NYCDEP issued a stop work order to the Company relative to its contract to install an Ammonia Removal Process (“ARP”) system at the NYCDEP’s wastewater treatment facility in the 26th Ward. On November 13, 2012, the NYCDEP notified the Company that it is terminating the contract, effective November 29, 2012.

The Company suspended all work on this contract as of August 22, 2012 and suspended all work with its major vendors. Upon notification of the contract termination, the Company cancelled all orders from its major vendors. The Company ceased recognition of revenues as of November 29, 2012 and has recorded all incremental costs as period costs on its Consolidated Statement of Operations.

The Company has billed approximately $15.5 million to the NYCDEP related to this contract as of December 31, 2012, of which approximately $14.8 million has been paid and approximately $662,000 was outstanding. The outstanding amounts were paid by the NYCDEP in January 2013. The Company has accounts receivable of approximately $662,000, deposits of approximately $1.4 million, accrued contract costs of approximately $1.4 million and billings in excess of costs of approximately $4.5 million related to this contract as of December 31, 2012. The Company is working through the termination process directly with the NYCDEP. There may be additional billings or adjustments related to this termination process. Accordingly, the Company cannot determine a final outcome at this time; however, the Company does not believe its exposure extends beyond the amounts reported on its Consolidated Balance Sheet at December 31, 2012.

Because of this contract termination, the Company's revenues, expenses, and income will be adversely affected in future periods, as this contract represented approximately 73% and 80% of the Company's revenues for the years ended December 31, 2012 and 2011, respectively.